Salaries and Related Charges (Tables)	12 Months Ended
Dec. 31, 2021
Short-term employee benefits expense [abstract]
Summary of Salaries and Related Charges
	12/31/2021	12/31/2020
Provisions on salaries	136,938	195,286
Profit sharing, bonus and premium	132,390	184,306
Social charges	52,739	73,267
Others	8,036	15,771
	330,103	468,630